Trade Receivables (Details) - BRL (R$) R$ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Trade Receivables [Abstract]
Amount of anticipate	R$ 1,976	R$ 2,757
Cost to advance receivables	R$ 127	R$ 116	R$ 95